Annual Fund Operating Expenses	Apr. 29, 2025
Bond Plus Portfolio | Bond Plus Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Bond Plus Portfolio | Bond Plus Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.04%	[1]
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.64%
Bond Plus Portfolio | Bond Plus Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.04%	[1]
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.44%
Core Income Portfolio | Core Income Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.76%
Core Income Portfolio | Core Income Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.55%
Diversified Bond Portfolio | Diversified Bond Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.64%
Diversified Bond Portfolio | Diversified Bond Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.44%
Floating Rate Income Portfolio | Floating Rate Income Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.92%
Floating Rate Income Portfolio | Floating Rate Income Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.72%
High Yield Bond Portfolio | High Yield Bond Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.63%
High Yield Bond Portfolio | High Yield Bond Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.43%
Inflation Managed Portfolio | Inflation Managed Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.20%
Interest Expense	0.67%
All Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.72%
Expenses (as a percentage of Assets)	1.32%
Inflation Managed Portfolio | Inflation Managed Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Interest Expense	0.67%
All Other Expenses	0.05%
Other Expenses (as a percentage of Assets):	0.72%
Expenses (as a percentage of Assets)	1.12%
Intermediate Bond Portfolio | Intermediate Bond Portfolio | I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.64%
Intermediate Bond Portfolio | Intermediate Bond Portfolio | P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.44%
Short Duration Bond Portfolio | Short Duration Bond Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.64%
Short Duration Bond Portfolio | Short Duration Bond Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.44%
Total Return Portfolio | Total Return Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.20%
Interest Expense	0.29%
All Other Expenses	0.03%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.92%
Total Return Portfolio | Total Return Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Interest Expense	0.29%
All Other Expenses	0.03%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.72%
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	1.09%
Fee Waiver or Reimbursement	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	1.04%
Emerging Markets Debt Portfolio | Emerging Markets Debt Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.05%)	[3]
Net Expenses (as a percentage of Assets)	0.83%
Dividend Growth Portfolio | Dividend Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Dividend Growth Portfolio | Dividend Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.03%)	[4]
Net Expenses (as a percentage of Assets)	0.87%
Dividend Growth Portfolio | Dividend Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.03%)	[4]
Net Expenses (as a percentage of Assets)	0.67%
Equity Index Portfolio | Equity Index Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.28%
Equity Index Portfolio | Equity Index Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.08%
Focused Growth Portfolio | Focused Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.95%
Focused Growth Portfolio | Focused Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.75%
Growth Portfolio | Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.78%
Growth Portfolio | Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.58%
Hedged Equity Portfolio | Hedged Equity Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[5]
Distribution and Service (12b-1) Fees	0.20%	[5]
Other Expenses (as a percentage of Assets):	0.05%	[5]
Expenses (as a percentage of Assets)	0.85%	[5]
Hedged Equity Portfolio | Hedged Equity Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%	[5]
Distribution and Service (12b-1) Fees		[5]
Other Expenses (as a percentage of Assets):	0.05%	[5]
Expenses (as a percentage of Assets)	0.65%	[5]
Large-Cap Core Portfolio | Large-Cap Core Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.68%
Large-Cap Core Portfolio | Large-Cap Core Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.48%
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.08%)	[6]
Net Expenses (as a percentage of Assets)	0.86%
Large-Cap Growth Portfolio | Large-Cap Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.08%)	[6]
Net Expenses (as a percentage of Assets)	0.66%
Large-Cap Plus Bond Alpha Portfolio | Large-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Large-Cap Plus Bond Alpha Portfolio | Large-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.04%	[7]
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.05%)	[8]
Net Expenses (as a percentage of Assets)	0.64%
Large-Cap Plus Bond Alpha Portfolio | Large-Cap Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.04%	[7]
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.05%)	[8]
Net Expenses (as a percentage of Assets)	0.44%
Large-Cap Value Portfolio | Large-Cap Value Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.84%
Large-Cap Value Portfolio | Large-Cap Value Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.64%
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.93%
Fee Waiver or Reimbursement	(0.05%)	[9]
Net Expenses (as a percentage of Assets)	0.88%
Mid-Cap Growth Portfolio | Mid-Cap Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.05%)	[9]
Net Expenses (as a percentage of Assets)	0.68%
Mid-Cap Plus Bond Alpha Portfolio | Mid-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Mid-Cap Plus Bond Alpha Portfolio | Mid-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[10]
Distribution and Service (12b-1) Fees	0.20%	[10]
Other Expenses (as a percentage of Assets):	0.05%	[10]
Expenses (as a percentage of Assets)	0.70%	[10]
Fee Waiver or Reimbursement	(0.05%)	[10],[11]
Net Expenses (as a percentage of Assets)	0.65%	[10]
Mid-Cap Plus Bond Alpha Portfolio | Mid-Cap Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[10]
Distribution and Service (12b-1) Fees		[10]
Other Expenses (as a percentage of Assets):	0.06%	[10]
Expenses (as a percentage of Assets)	0.51%	[10]
Fee Waiver or Reimbursement	(0.05%)	[10],[11]
Net Expenses (as a percentage of Assets)	0.46%	[10]
Mid-Cap Value Portfolio | Mid-Cap Value Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.93%
Mid-Cap Value Portfolio | Mid-Cap Value Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.74%
QQQ Plus Bond Alpha Portfolio | QQQ Plus Bond Alpha Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
QQQ Plus Bond Alpha Portfolio | QQQ Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.04%	[12]
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.09%)	[13]
Net Expenses (as a percentage of Assets)	0.60%
QQQ Plus Bond Alpha Portfolio | QQQ Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.04%	[12]
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.09%)	[13]
Net Expenses (as a percentage of Assets)	0.40%
Small-Cap Equity Portfolio | Small-Cap Equity Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Small-Cap Equity Portfolio | Small-Cap Equity Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.02%	[14]
Expenses (as a percentage of Assets)	1.04%
Fee Waiver or Reimbursement	(0.10%)	[15]
Net Expenses (as a percentage of Assets)	0.94%
Small-Cap Equity Portfolio | Small-Cap Equity Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.02%	[14]
Expenses (as a percentage of Assets)	0.84%
Fee Waiver or Reimbursement	(0.10%)	[15]
Net Expenses (as a percentage of Assets)	0.74%
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.84%
Small-Cap Growth Portfolio | Small-Cap Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.64%
Small-Cap Index Portfolio | Small-Cap Index Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.02%	[16]
Expenses (as a percentage of Assets)	0.58%
Small-Cap Index Portfolio | Small-Cap Index Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.02%	[16]
Expenses (as a percentage of Assets)	0.38%
Small-Cap Plus Bond Alpha Portfolio | Small-Cap Plus Bond Alpha Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Small-Cap Plus Bond Alpha Portfolio | Small-Cap Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.09%	[17]
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.05%)	[18]
Net Expenses (as a percentage of Assets)	0.69%
Small-Cap Plus Bond Alpha Portfolio | Small-Cap Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.09%	[17]
Expenses (as a percentage of Assets)	0.54%
Fee Waiver or Reimbursement	(0.05%)	[18]
Net Expenses (as a percentage of Assets)	0.49%
Small-Cap Value Portfolio | Small-Cap Value Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Small-Cap Value Portfolio | Small-Cap Value Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.00%
Fee Waiver or Reimbursement	(0.17%)	[19]
Net Expenses (as a percentage of Assets)	0.83%
Small-Cap Value Portfolio | Small-Cap Value Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.17%)	[19]
Net Expenses (as a percentage of Assets)	0.63%
Value Portfolio | Value Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Value Portfolio | Value Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.09%)	[20]
Net Expenses (as a percentage of Assets)	0.86%
Value Portfolio | Value Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.09%)	[20]
Net Expenses (as a percentage of Assets)	0.66%
Value Advantage Portfolio | Value Advantage Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Value Advantage Portfolio | Value Advantage Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.02%)	[21]
Net Expenses (as a percentage of Assets)	0.87%
Value Advantage Portfolio | Value Advantage Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.66%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.69%
Fee Waiver or Reimbursement	(0.02%)	[21]
Net Expenses (as a percentage of Assets)	0.67%
Emerging Markets Portfolio | Emerging Markets Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Emerging Markets Portfolio | Emerging Markets Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	(0.03%)	[22]
Net Expenses (as a percentage of Assets)	1.04%
Emerging Markets Portfolio | Emerging Markets Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.89%
Fee Waiver or Reimbursement	(0.03%)	[22]
Net Expenses (as a percentage of Assets)	0.86%
International Equity Plus Bond Alpha Portfolio | International Equity Plus Bond Alpha Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
International Equity Plus Bond Alpha Portfolio | International Equity Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.06%	[23]
Expenses (as a percentage of Assets)	0.71%
Fee Waiver or Reimbursement	(0.05%)	[24]
Net Expenses (as a percentage of Assets)	0.66%
International Equity Plus Bond Alpha Portfolio | International Equity Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Other Expenses (as a percentage of Assets):	0.06%	[23]
Expenses (as a percentage of Assets)	0.51%
Fee Waiver or Reimbursement	(0.05%)	[24]
Net Expenses (as a percentage of Assets)	0.46%
International Growth Portfolio | International Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.95%
International Growth Portfolio | International Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.75%
International Large-Cap Portfolio | International Large-Cap Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
International Large-Cap Portfolio | International Large-Cap Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.03%)	[25]
Net Expenses (as a percentage of Assets)	1.00%
International Large-Cap Portfolio | International Large-Cap Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.03%)	[25]
Net Expenses (as a percentage of Assets)	0.80%
International Small-Cap Portfolio | International Small-Cap Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
International Small-Cap Portfolio | International Small-Cap Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.02%)	[26]
Net Expenses (as a percentage of Assets)	1.15%
International Small-Cap Portfolio | International Small-Cap Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.02%)	[26]
Net Expenses (as a percentage of Assets)	0.95%
International Value Portfolio | International Value Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.91%
International Value Portfolio | International Value Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.71%
Health Sciences Portfolio | Health Sciences Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	1.14%
Health Sciences Portfolio | Health Sciences Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.94%
Real Estate Portfolio | Real Estate Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Real Estate Portfolio | Real Estate Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.09%)	[27]
Net Expenses (as a percentage of Assets)	0.99%
Real Estate Portfolio | Real Estate Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.84%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.09%)	[27]
Net Expenses (as a percentage of Assets)	0.79%
Technology Portfolio | Technology Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Technology Portfolio | Technology Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	1.15%
Fee Waiver or Reimbursement	(0.11%)	[28]
Net Expenses (as a percentage of Assets)	1.04%
Technology Portfolio | Technology Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.95%
Fee Waiver or Reimbursement	(0.11%)	[28]
Net Expenses (as a percentage of Assets)	0.84%
ESG Diversified Portfolio | ESG Diversified Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
ESG Diversified Portfolio | ESG Diversified Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.29%	[29]
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.03%)	[30]
Net Expenses (as a percentage of Assets)	0.79%
ESG Diversified Portfolio | ESG Diversified Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.13%
Acquired Fund Fees and Expenses	0.29%	[29]
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.03%)	[30]
Net Expenses (as a percentage of Assets)	0.59%
ESG Diversified Growth Portfolio | ESG Diversified Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
ESG Diversified Growth Portfolio | ESG Diversified Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.29%	[31]
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.19%)	[32]
Net Expenses (as a percentage of Assets)	0.79%
ESG Diversified Growth Portfolio | ESG Diversified Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.29%
Acquired Fund Fees and Expenses	0.29%	[31]
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.19%)	[32]
Net Expenses (as a percentage of Assets)	0.59%
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.21%	[33]
Expenses (as a percentage of Assets)	0.65%
PSF Avantis Balanced Allocation Portfolio | PSF Avantis Balanced Allocation Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.21%	[33]
Expenses (as a percentage of Assets)	0.45%
Pacific Dynamix - Conservative Growth Portfolio | Pacific Dynamix - Conservative Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Pacific Dynamix - Conservative Growth Portfolio | Pacific Dynamix - Conservative Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.20%	[34]
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.04%)	[35]
Net Expenses (as a percentage of Assets)	0.59%
Pacific Dynamix - Conservative Growth Portfolio | Pacific Dynamix - Conservative Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.20%	[34]
Expenses (as a percentage of Assets)	0.43%
Fee Waiver or Reimbursement	(0.04%)	[35]
Net Expenses (as a percentage of Assets)	0.39%
Pacific Dynamix - Moderate Growth Portfolio | Pacific Dynamix - Moderate Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Pacific Dynamix - Moderate Growth Portfolio | Pacific Dynamix - Moderate Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.20%	[36]
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.03%)	[37]
Net Expenses (as a percentage of Assets)	0.59%
Pacific Dynamix - Moderate Growth Portfolio | Pacific Dynamix - Moderate Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.20%	[36]
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.03%)	[37]
Net Expenses (as a percentage of Assets)	0.39%
Pacific Dynamix - Growth Portfolio | Pacific Dynamix - Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Pacific Dynamix - Growth Portfolio | Pacific Dynamix - Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.21%	[38]
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.05%)	[39]
Net Expenses (as a percentage of Assets)	0.59%
Pacific Dynamix - Growth Portfolio | Pacific Dynamix - Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.21%	[38]
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.05%)	[39]
Net Expenses (as a percentage of Assets)	0.39%
Pacific Dynamix - Aggressive Growth Portfolio | Pacific Dynamix - Aggressive Growth Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Pacific Dynamix - Aggressive Growth Portfolio | Pacific Dynamix - Aggressive Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[40]
Distribution and Service (12b-1) Fees	0.20%	[40]
Other Expenses (as a percentage of Assets):	1.52%	[40]
Acquired Fund Fees and Expenses	0.21%	[40],[41]
Expenses (as a percentage of Assets)	2.13%	[40]
Fee Waiver or Reimbursement	(1.54%)	[40],[42]
Net Expenses (as a percentage of Assets)	0.59%	[40]
Pacific Dynamix - Aggressive Growth Portfolio | Pacific Dynamix - Aggressive Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%	[40]
Distribution and Service (12b-1) Fees		[40]
Other Expenses (as a percentage of Assets):	1.52%	[40]
Acquired Fund Fees and Expenses	0.21%	[40],[41]
Expenses (as a percentage of Assets)	1.93%	[40]
Fee Waiver or Reimbursement	(1.54%)	[40],[42]
Net Expenses (as a percentage of Assets)	0.39%	[40]
Portfolio Optimization Conservative Portfolio | Portfolio Optimization Conservative Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.57%	[43]
Expenses (as a percentage of Assets)	0.90%
Portfolio Optimization Conservative Portfolio | Portfolio Optimization Conservative Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.57%	[43]
Expenses (as a percentage of Assets)	0.69%
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.59%	[44]
Expenses (as a percentage of Assets)	0.91%
Portfolio Optimization Moderate-Conservative Portfolio | Portfolio Optimization Moderate-Conservative Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.59%	[44]
Expenses (as a percentage of Assets)	0.71%
Portfolio Optimization Moderate Portfolio | Portfolio Optimization Moderate Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.60%	[45]
Expenses (as a percentage of Assets)	0.92%
Portfolio Optimization Moderate Portfolio | Portfolio Optimization Moderate Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.60%	[45]
Expenses (as a percentage of Assets)	0.72%
Portfolio Optimization Growth Portfolio | Portfolio Optimization Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.62%	[46]
Expenses (as a percentage of Assets)	0.94%
Portfolio Optimization Growth Portfolio | Portfolio Optimization Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.02%
Acquired Fund Fees and Expenses	0.62%	[46]
Expenses (as a percentage of Assets)	0.74%
Portfolio Optimization Aggressive-Growth Portfolio | Portfolio Optimization Aggressive-Growth Portfolio | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.64%	[47]
Expenses (as a percentage of Assets)	0.97%
Portfolio Optimization Aggressive-Growth Portfolio | Portfolio Optimization Aggressive-Growth Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.64%	[47]
Expenses (as a percentage of Assets)	0.77%
PD 1-3 Year Corporate Bond Portfolio | PD 1-3 Year Corporate Bond Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.17%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.26%
PD Aggregate Bond Index Portfolio | PD Aggregate Bond Index Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.20%
PD High Yield Bond Market Portfolio | PD High Yield Bond Market Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.28%
PD Large-Cap Growth Index Portfolio | PD Large-Cap Growth Index Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.17%
PD Large-Cap Value Index Portfolio | PD Large-Cap Value Index Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.13%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.17%
PD Mid-Cap Index Portfolio | PD Mid-Cap Index Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.19%
PD Small-Cap Growth Index Portfolio | PD Small-Cap Growth Index Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.24%
PD Small-Cap Value Index Portfolio | PD Small-Cap Value Index Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.05%	[48]
Expenses (as a percentage of Assets)	0.28%
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
PD Emerging Markets Index Portfolio | PD Emerging Markets Index Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.48%
Other Expenses (as a percentage of Assets):	0.60%
Acquired Fund Fees and Expenses	0.03%	[49]
Expenses (as a percentage of Assets)	1.11%
Fee Waiver or Reimbursement	(0.31%)	[50]
Net Expenses (as a percentage of Assets)	0.80%
PD International Large-Cap Index Portfolio | PD International Large-Cap Index Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
PD International Large-Cap Index Portfolio | PD International Large-Cap Index Portfolio | Class P
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.21%
Other Expenses (as a percentage of Assets):	0.09%
Acquired Fund Fees and Expenses	0.02%	[51]
Expenses (as a percentage of Assets)	0.32%
Fee Waiver or Reimbursement	(0.06%)	[52]
Net Expenses (as a percentage of Assets)	0.26%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

[3]	The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.
[4]	The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.
[5]	Expense information has been restated to reflect current fees.
[6]	The investment adviser has agreed to waive 0.08% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.
[7]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[8]
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

[9]
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

[10]	Expense information has been restated to reflect current fees.
[11]
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

[12]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[13]
The investment adviser has agreed to waive 0.09% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

[14]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[15]	The investment adviser has agreed to waive 0.10% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.
[16]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[17]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[18]
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

[19]	The investment adviser has agreed to waive 0.17% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.
[20]	The investment adviser has agreed to waive 0.085% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.
[21]
The investment adviser has agreed to waive 0.02% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

[22]
The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

[23]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[24]
The investment adviser has agreed to waive 0.05% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.

[25]	The investment adviser has agreed to waive 0.03% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.
[26]	The investment adviser has agreed to waive 0.015% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.
[27]	The investment adviser has agreed to waive 0.09% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.
[28]	The investment adviser has agreed to waive 0.11% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.
[29]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[30]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2026. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.
[31]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[32]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2026. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.
[33]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[34]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[35]	The investment adviser has agreed to reimburse the Fund to the extent the total operating expenses (excluding extraordinary expenses) of the Fund and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Funds exceed 0.59% for Class I shares and 0.39% for Class P shares through April 30, 2026. Prior to that time, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.
[36]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[37]	The investment adviser has agreed to reimburse the Fund to the extent the total operating expenses (excluding extraordinary expenses) of the Fund and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Funds exceed 0.59% for Class I shares and 0.39% for Class P shares through April 30, 2026. Prior to that time, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.
[38]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[39]	The investment adviser has agreed to reimburse the Fund to the extent the total operating expenses (excluding extraordinary expenses) of the Fund and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Funds exceed 0.59% for Class I shares and 0.39% for Class P shares through April 30, 2026. Prior to that time, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.
[40]	Expense information has been restated to reflect current fees.
[41]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[42]	The investment adviser has agreed to reimburse the Fund to the extent the total operating expenses (excluding extraordinary expenses) of the Fund and its proportionate share of fees and expenses of its Pacific Dynamix Underlying Funds exceed 0.59% for Class I shares and 0.39% for Class P shares through April 30, 2026. Prior to that time, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.
[43]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[44]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[45]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[46]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[47]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[48]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[49]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[50]	The investment adviser has agreed to waive 0.44% of its management fee on the first $50 million of assets and waive 0.18% on all assets above $50 million through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.
[51]	Acquired Fund Fees and Expenses are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies. As such, they are not reflected in the total annual operating expenses in the Fund’s financial statements.
[52]	The investment adviser has agreed to waive 0.10% of its management fee on the first $100 million of assets and waive 0.05% on all assets above $100 million through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term or upon termination of the investment advisory agreement or by the Trust upon 90 days’ written notice to the investment adviser.